GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,838,588	Great-West Bond Index Fund Institutional Class(a)	$18,477,813

TOTAL BOND MUTUAL FUNDS — 36.19% (Cost $18,028,253)		$18,477,813
EQUITY MUTUAL FUNDS
774,380	Great-West International Index Fund Institutional Class(a)	7,542,463
1,093,285	Great-West S&P 500® Index Fund Institutional Class(a)	10,943,778
524,436	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,672,720
355,653	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,855,892
216,292	Northern Emerging Markets Equity Index Fund	2,439,779

TOTAL EQUITY MUTUAL FUNDS — 55.73% (Cost $28,232,755)		$28,454,632
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,146,102(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,146,102

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,146,102)		$4,146,102
TOTAL INVESTMENTS — 100.04% (Cost $50,407,110)		$51,078,547
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(19,916)
TOTAL NET ASSETS — 100.00%		$51,058,631

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,159,257	Great-West Bond Index Fund Institutional Class(a)	$21,700,536

TOTAL BOND MUTUAL FUNDS — 36.15% (Cost $20,963,371)		$21,700,536
EQUITY MUTUAL FUNDS
909,288	Great-West International Index Fund Institutional Class(a)	8,856,463
1,286,203	Great-West S&P 500® Index Fund Institutional Class(a)	12,874,889
617,878	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,505,297
420,074	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,373,192
254,443	Northern Emerging Markets Equity Index Fund	2,870,123

TOTAL EQUITY MUTUAL FUNDS — 55.77% (Cost $34,255,178)		$33,479,964
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,877,767(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,877,767

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,877,767)		$4,877,767
TOTAL INVESTMENTS — 100.04% (Cost $60,096,316)		$60,058,267
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(24,600)
TOTAL NET ASSETS — 100.00%		$60,033,667

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,736,422	Great-West Bond Index Fund Institutional Class(a)	$27,501,044

TOTAL BOND MUTUAL FUNDS — 34.77% (Cost $26,796,437)		$27,501,044
EQUITY MUTUAL FUNDS
1,241,523	Great-West International Index Fund Institutional Class(a)	12,092,428
1,746,463	Great-West S&P 500® Index Fund Institutional Class(a)	17,482,092
841,246	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,495,500
579,364	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,652,294
350,330	Northern Emerging Markets Equity Index Fund	3,951,727

TOTAL EQUITY MUTUAL FUNDS — 57.75% (Cost $45,417,469)		$45,674,041
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,943,308(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,943,308

TOTAL FIXED INTEREST CONTRACT — 7.52% (Cost $5,943,308)		$5,943,308
TOTAL INVESTMENTS — 100.04% (Cost $78,157,214)		$79,118,393
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(29,776)
TOTAL NET ASSETS — 100.00%		$79,088,617

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,332,241	Great-West Bond Index Fund Institutional Class(a)	$13,389,020

TOTAL BOND MUTUAL FUNDS — 25.70% (Cost $12,956,238)		$13,389,020
EQUITY MUTUAL FUNDS
1,012,871	Great-West International Index Fund Institutional Class(a)	9,865,363
1,347,465	Great-West S&P 500® Index Fund Institutional Class(a)	13,488,129
648,326	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,776,582
487,492	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,914,559
300,501	Northern Emerging Markets Equity Index Fund	3,389,659

TOTAL EQUITY MUTUAL FUNDS — 69.94% (Cost $36,532,670)		$36,434,292
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,289,160(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,289,160

TOTAL FIXED INTEREST CONTRACT — 4.40% (Cost $2,289,160)		$2,289,160
TOTAL INVESTMENTS — 100.04% (Cost $51,778,068)		$52,112,472
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(20,815)
TOTAL NET ASSETS — 100.00%		$52,091,657

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,076,447	Great-West Bond Index Fund Institutional Class(a)	$10,818,292

TOTAL BOND MUTUAL FUNDS — 16.95% (Cost $10,522,469)		$10,818,292
EQUITY MUTUAL FUNDS
1,463,772	Great-West International Index Fund Institutional Class(a)	14,257,135
1,850,570	Great-West S&P 500® Index Fund Institutional Class(a)	18,524,207
891,044	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,939,202
721,035	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,789,913
455,622	Northern Emerging Markets Equity Index Fund	5,139,422

TOTAL EQUITY MUTUAL FUNDS — 80.90% (Cost $51,623,814)		$51,649,879
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,400,010(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,400,010

TOTAL FIXED INTEREST CONTRACT — 2.19% (Cost $1,400,010)		$1,400,010
TOTAL INVESTMENTS — 100.04% (Cost $63,546,293)		$63,868,181
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(24,433)
TOTAL NET ASSETS — 100.00%		$63,843,748

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
288,538	Great-West Bond Index Fund Institutional Class(a)	$ 2,899,804

TOTAL BOND MUTUAL FUNDS — 10.92% (Cost $2,791,190)		$2,899,804
EQUITY MUTUAL FUNDS
675,610	Great-West International Index Fund Institutional Class(a)	6,580,445
809,319	Great-West S&P 500® Index Fund Institutional Class(a)	8,101,277
389,533	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,470,740
341,950	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,745,855
221,296	Northern Emerging Markets Equity Index Fund	2,496,222

TOTAL EQUITY MUTUAL FUNDS — 88.12% (Cost $23,757,097)		$23,394,539
Account Balance		Fair Value
FIXED INTEREST CONTRACT
265,955(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 265,955

TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $265,955)		$265,955
TOTAL INVESTMENTS — 100.04% (Cost $26,814,242)		$26,560,298
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(10,729)
TOTAL NET ASSETS — 100.00%		$26,549,569

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
178,057	Great-West Bond Index Fund Institutional Class(a)	$ 1,789,470

TOTAL BOND MUTUAL FUNDS — 8.59% (Cost $1,724,338)		$1,789,470
EQUITY MUTUAL FUNDS
556,117	Great-West International Index Fund Institutional Class(a)	5,416,576
634,364	Great-West S&P 500® Index Fund Institutional Class(a)	6,349,986
305,729	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,724,048
286,174	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,297,980
189,923	Northern Emerging Markets Equity Index Fund	2,142,331

TOTAL EQUITY MUTUAL FUNDS — 90.91% (Cost $19,120,826)		$18,930,921
Account Balance		Fair Value
FIXED INTEREST CONTRACT
112,748(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 112,748

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $112,748)		$112,748
TOTAL INVESTMENTS — 100.04% (Cost $20,957,912)		$20,833,139
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(8,024)
TOTAL NET ASSETS — 100.00%		$20,825,115

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
84,367	Great-West Bond Index Fund Institutional Class(a)	$ 847,892

TOTAL BOND MUTUAL FUNDS — 7.93% (Cost $813,137)		$847,892
EQUITY MUTUAL FUNDS
292,462	Great-West International Index Fund Institutional Class(a)	2,848,578
316,740	Great-West S&P 500® Index Fund Institutional Class(a)	3,170,574
152,779	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,361,257
153,252	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,230,616
104,539	Northern Emerging Markets Equity Index Fund	1,179,197

TOTAL EQUITY MUTUAL FUNDS — 91.61% (Cost $10,114,442)		$9,790,222
Account Balance		Fair Value
FIXED INTEREST CONTRACT
53,584(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 53,584

TOTAL FIXED INTEREST CONTRACT — 0.50% (Cost $53,584)		$53,584
TOTAL INVESTMENTS — 100.04% (Cost $10,981,163)		$10,691,698
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(4,232)
TOTAL NET ASSETS — 100.00%		$10,687,466

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
231	Great-West Bond Index Fund Institutional Class(a)	$ 2,324

TOTAL BOND MUTUAL FUNDS — 7.59% (Cost $2,288)		$2,324
EQUITY MUTUAL FUNDS
854	Great-West International Index Fund Institutional Class(a)	8,318
881	Great-West S&P 500® Index Fund Institutional Class(a)	8,820
425	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,783
453	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,640
319	Northern Emerging Markets Equity Index Fund	3,595

TOTAL EQUITY MUTUAL FUNDS — 92.00% (Cost $28,414)		$28,156
Account Balance		Fair Value
FIXED INTEREST CONTRACT
145(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 145

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $145)		$145
TOTAL INVESTMENTS — 100.06% (Cost $30,847)		$30,625
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$(19)
TOTAL NET ASSETS — 100.00%		$30,606

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,838,588	$17,405,446	$2,547,472	$2,619,382	$(35,033)	$1,144,277	$381,313	$18,477,813	36.19%
					(35,033)	1,144,277	381,313	18,477,813	36.19
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	774,380	7,027,924	684,353	1,025,138	40,889	855,324	5,690	7,542,463	14.77
Great-West S&P 500® Index Fund Institutional Class	1,093,285	10,694,584	793,646	2,413,039	7,681	1,868,587	221,319	10,943,778	21.44
Great-West S&P Mid Cap 400® Index Fund Institutional Class	524,436	4,560,977	540,077	1,110,755	49,366	682,421	64,275	4,672,720	9.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	355,653	2,791,607	456,028	799,460	(101,749)	407,717	56,753	2,855,892	5.59
					(3,813)	3,814,049	348,037	26,014,853	50.95
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,146,102	3,921,783	641,364	463,024	-	-	45,979	4,146,102	8.12
					0	0	45,979	4,146,102	8.12
				Total	$(38,846)	$4,958,326	$775,329	$48,638,768	95.26%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,159,257	$21,444,111	$3,151,515	$4,288,699	$(55,184)	$1,393,609	$451,077	$21,700,536	36.15%
					(55,184)	1,393,609	451,077	21,700,536	36.15
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	909,288	8,641,432	941,828	1,590,467	216,976	863,670	6,636	8,856,463	14.75
Great-West S&P 500® Index Fund Institutional Class	1,286,203	13,149,510	1,088,537	3,464,641	164,225	2,101,483	260,415	12,874,889	21.45
Great-West S&P Mid Cap 400® Index Fund Institutional Class	617,878	5,603,447	567,552	1,526,474	20,792	860,772	75,572	5,505,297	9.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	420,074	3,436,631	485,188	1,087,913	(169,347)	539,286	66,591	3,373,192	5.62
					232,646	4,365,211	409,214	30,609,841	50.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,877,767	4,839,297	720,922	737,582	-	-	55,130	4,877,767	8.12
					0	0	55,130	4,877,767	8.12
				Total	$177,462	$5,758,820	$915,421	$57,188,144	95.26%

September 30, 2019

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,736,422	$23,975,774	$4,203,387	$2,223,987	$(11,205)	$1,545,871	$540,650	$27,501,044	34.77%
					(11,205)	1,545,871	540,650	27,501,044	34.77
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,241,523	11,443,588	607,596	1,454,157	(36,117)	1,495,401	9,309	12,092,428	15.29
Great-West S&P 500® Index Fund Institutional Class	1,746,463	17,089,489	880,409	3,612,985	(110,446)	3,125,179	357,248	17,482,092	22.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	841,246	7,288,435	555,181	1,597,783	(84,812)	1,249,667	103,317	7,495,500	9.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	579,364	4,613,872	522,553	1,111,723	(125,990)	627,592	94,126	4,652,294	5.88
					(357,365)	6,497,839	564,000	41,722,314	52.75
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,943,308	4,943,484	1,239,688	298,463	-	-	58,599	5,943,308	7.52
					0	0	58,599	5,943,308	7.52
				Total	$(368,570)	$8,043,710	$1,163,249	$75,166,666	95.04%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,332,241	$11,637,439	$3,305,719	$2,359,591	$(46,118)	$805,453	$265,929	$13,389,020	25.70%
					(46,118)	805,453	265,929	13,389,020	25.70
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,012,871	9,347,304	1,100,687	1,767,730	8,740	1,185,102	7,632	9,865,363	18.94
Great-West S&P 500® Index Fund Institutional Class	1,347,465	13,318,269	1,149,620	3,337,346	(17,922)	2,357,586	281,396	13,488,129	25.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	648,326	5,680,533	686,983	1,496,396	(5,477)	905,462	81,499	5,776,582	11.09
Great-West S&P Small Cap 600® Index Fund Institutional Class	487,492	3,893,012	672,122	1,249,330	(182,159)	598,755	80,097	3,914,559	7.51
					(196,818)	5,046,905	450,624	33,044,633	63.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,289,160	1,885,844	672,301	291,675	-	-	22,690	2,289,160	4.40
					0	0	22,690	2,289,160	4.40
				Total	$(242,936)	$5,852,358	$739,243	$48,722,813	93.53%

September 30, 2019

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,076,447	$8,489,775	$2,540,333	$789,205	$(796)	$577,389	$206,021	$10,818,292	16.95%
					(796)	577,389	206,021	10,818,292	16.95
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,463,772	12,210,664	960,342	500,376	(17,945)	1,586,505	10,708	14,257,135	22.33
Great-West S&P 500® Index Fund Institutional Class	1,850,570	16,648,490	686,830	1,840,847	(57,302)	3,029,734	373,244	18,524,207	29.01
Great-West S&P Mid Cap 400® Index Fund Institutional Class	891,044	7,090,042	528,018	942,354	(129,749)	1,263,496	108,334	7,939,202	12.44
Great-West S&P Small Cap 600® Index Fund Institutional Class	721,035	5,246,709	705,122	773,673	(55,254)	611,755	114,938	5,789,913	9.07
					(260,250)	6,491,490	607,224	46,510,457	72.85
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,400,010	1,032,492	422,100	67,560	-	-	12,978	1,400,010	2.19
					0	0	12,978	1,400,010	2.19
				Total	$(261,046)	$7,068,879	$826,223	$58,728,759	91.99%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	288,538	$2,531,389	$875,066	$684,319	$(11,718)	$177,668	$57,972	$2,899,804	10.92%
					(11,718)	177,668	57,972	2,899,804	10.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	675,610	6,017,319	1,051,767	1,210,701	42,403	722,060	4,909	6,580,445	24.79
Great-West S&P 500® Index Fund Institutional Class	809,319	7,834,040	743,798	1,859,238	(13,502)	1,382,677	165,206	8,101,277	30.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	389,533	3,351,944	475,366	889,202	(2,949)	529,632	47,916	3,470,740	13.07
Great-West S&P Small Cap 600® Index Fund Institutional Class	341,950	2,642,626	548,475	856,065	(127,075)	410,819	54,479	2,745,855	10.34
					(101,123)	3,045,188	272,510	20,898,317	78.72
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	265,955	212,693	99,581	48,898	-	-	2,579	265,955	1.00
					0	0	2,579	265,955	1.00
				Total	$(112,841)	$3,222,856	$333,061	$24,064,076	90.64%

September 30, 2019

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	178,057	$1,459,420	$560,641	$338,242	$(3,844)	$107,651	$35,938	$1,789,470	8.59%
					(3,844)	107,651	35,938	1,789,470	8.59
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	556,117	4,365,280	998,513	490,918	24,644	543,701	3,989	5,416,576	26.01
Great-West S&P 500® Index Fund Institutional Class	634,364	5,436,457	800,505	884,189	(7,031)	997,213	127,003	6,349,986	30.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	305,729	2,316,607	441,542	415,198	(5,457)	381,097	36,910	2,724,048	13.08
Great-West S&P Small Cap 600® Index Fund Institutional Class	286,174	1,968,883	507,188	455,427	(64,886)	277,336	45,111	2,297,980	11.04
					(52,730)	2,199,347	213,013	16,788,590	80.62
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	112,748	91,237	37,335	17,011	-	-	1,187	112,748	0.54
					0	0	1,187	112,748	0.54
				Total	$(56,574)	$2,306,998	$250,138	$18,690,808	89.75%
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	84,367	$647,809	$325,720	$172,099	$1,056	$46,462	$16,636	$847,892	7.93%
					1,056	46,462	16,636	847,892	7.93
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	292,462	2,139,271	792,011	329,978	38,899	247,274	2,089	2,848,578	26.65
Great-West S&P 500® Index Fund Institutional Class	316,740	2,546,367	673,606	517,420	6,527	468,021	62,328	3,170,574	29.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	152,779	1,084,180	368,957	286,256	(15,758)	194,377	18,162	1,361,257	12.74
Great-West S&P Small Cap 600® Index Fund Institutional Class	153,252	984,341	408,573	322,456	(52,291)	160,158	23,897	1,230,616	11.52
					(22,623)	1,069,830	106,476	8,611,025	80.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	53,584	40,568	21,632	9,162	-	-	546	53,584	0.50
					0	0	546	53,584	0.50
				Total	$(21,567)	$1,116,292	$123,658	$9,512,501	89.01%

September 30, 2019

Great-West Securefoundation® Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	231	$-	$9,102	$6,815	$276	$37	$32	$2,324	7.59%
					276	37	32	2,324	7.59
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	854	-	31,726	23,349	(483)	(59)	6	8,318	27.18
Great-West S&P 500® Index Fund Institutional Class	881	-	35,353	26,516	(188)	(17)	175	8,820	28.82
Great-West S&P Mid Cap 400® Index Fund Institutional Class	425	-	15,179	11,385	(360)	(11)	50	3,783	12.36
Great-West S&P Small Cap 600® Index Fund Institutional Class	453	-	14,667	11,023	(406)	(4)	70	3,640	11.89
					(1,437)	(91)	301	24,561	80.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	145	-	566	422	-	-	1	145	0.47
					0	0	1	145	0.47
				Total	$(1,161)	$(54)	$334	$27,030	88.31%
(a) Fund commenced operations on May 02, 2019.

September 30, 2019